245 Summer Street

Fidelity® Investments

Boston, MA 02210

December 1, 2025

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Charles Street Trust (the trust): File Nos. 002-73133 and 811-03221

30% Allocation Fund

50% Allocation Fund

70% Allocation Fund

85% Allocation Fund

Fidelity Asset Manager 20%

Fidelity Asset Manager 30%

Fidelity Asset Manager 40%

Fidelity Asset Manager 50%

Fidelity Asset Manager 60%

Fidelity Asset Manager 70%

Fidelity Asset Manager 85%

Fidelity Health Savings Fund

Fidelity Health Savings Index Fund

Fidelity Sustainable Multi-Asset Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust